10. STOCK COMPENSATION (Details - Option activity) (USD $)	3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Amount
Exercised	(1,000)
Stock Options [Member]
Amount
Stock options outstanding beginning		522,668
Exercised		(1,000)
Granted		59,453
Cancelled/Expired		(2,000)
Stock options outstanding ending	579,121	579,121
Stock options exercisable	485,301	485,301
Range of Exercise Price
Stock options outstanding Minimum beginning		$ 3.80
Stock options outstanding at Maximum beginning		$ 20.50
Exercised		$ 9.50
Granted		$ 9.50
Cancelled/Expired		$ 9.50
Stock options outstanding Minimum ending	3.80	$ 3.80
Stock options outstanding Maximum ending	20.50	$ 20.50
Stock options exercisable Minimum ending	3.80	$ 3.80
Stock options exercisable Maximum ending	20.50	$ 20.50
Weighted Average Exercise Price
Stock options outstanding beginning		$ 12.50
Exercised		$ 9.50
Granted		$ 9.50
Cancelled/Expired		$ 9.50
Stock options outstanding ending	12.00	$ 12.00
Stock options exercisable ending	13.00	$ 13.00